Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	3 Months Ended
Jun. 30, 2018
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]

Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss

	Three months ended		Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017	Jun 30, 2018	Jun 30, 2017
Net interest income	3,429	3,081	6,342	6,138
Trading income[1]	(175)	1,078	867	2,514
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	46	N/A	24	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	275	(234)	405	(560)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	147	845	1,296	1,953
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,576	3,926	7,639	8,091
Sales & Trading (Equity)	426	425	865	905
Sales & Trading (FIC)	1,219	1,520	2,876	3,806
Total Sales & Trading	1,645	1,945	3,741	4,711
Global Transaction Banking	443	464	906	975
Remaining Products	(14)	(261)	(164)	(669)
Corporate & Investment Bank	2,074	2,148	4,482	5,017
Private & Commercial Bank	1,573	1,657	3,103	3,066
Asset Management	18	(10)	(20)	29
Corporate & Other	(89)	131	73	(20)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,576	3,926	7,639	8,091

[1]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.

Net interest income for the three months ended June 30, 2018 and six months ended June 30, 2018 included € 23 million and € 46 million respectively, which were related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program.